TAXES ON INCOME (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	24.00%
Net operating loss carry forwards	$ 12
Income tax rate 2014 and thereafter	26.50%
Tax benefit terms	The period of tax benefits, as described above, is subject to limitations of the earlier of 12 years from the commencement of production, or 14 years from the date of approval.
Tax exempt period	10 years
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
U.S Federal and State [Member]
Income Tax Disclosure [Line Items]
Income tax rate	40.00%
Amended Rate Year One And Two [Member]
Income Tax Disclosure [Line Items]
Income tax rate	10.00%
Amended Rate Year Three And Four [Member]
Income Tax Disclosure [Line Items]
Income tax rate	7.00%
Amended Rate Year Five And Thereafter [Member]
Income Tax Disclosure [Line Items]
Income tax rate	6.00%